Other liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities
Other liabilities

5.31	Other liabilities

€ in thousand	As at December 31,
	2021	2020
Deferred income	4,966	2,861
Other financial liabilities	44	51
Miscellaneous liabilities	8	2
Other liabilities	5,019	2,913
Less non-current portion	(69)	(72)
Current portion	4,950	2,841

Deferred income mainly includes conditional advances from a grant from CEPI (see Note 5.8).